UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10479

O’Connor Fund of Funds: Event LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Harbinger Capital Partners Fund I, L.P., Class L (c)	$70,420 $	252,652	0.25	$(24,857)	5/1/2002	N/A
Harbinger Class PE Holdings (US) Trust (c)	2,435,743	910,420	0.90	(358,637)	5/1/2002	N/A
Highland Credit Strategies Fund, Ltd. (d)	1,135,808	3,320,184	3.29	137,589	04/01/2006	N/A
Marathon Distressed Subprime Fund, L.P., Class B (c)	376,808	737,485	0.73	180,063	9/1/2007	N/A
Warwick European Distressed & Special Situations Credit Fund, L.P. (e)	5,500,000	5,521,464	5.47	21,464	1/1/2012	Quarterly

Credit Subtotal	$9,518,779	$10,742,205	10.64%	$(44,378)

Equity Hedged

Corvex Partners, L.P. (e)	5,000,000	5,109,333	5.06	109,333	3/1/2012	Quarterly
JANA Partners Qualified, L.P. (c)	278,310	231,211	0.23	0	1/1/2006	N/A
JANA Piranha Fund, L.P. (c)	350,273	117,634	0.12	10,965	3/1/2006	N/A
Pershing Square, L.P. (f)	5,500,000	5,741,715	5.69	533,071	5/1/2011	Quarterly
Starboard Value and Opportunity Fund, L.P. (e)	5,000,000	6,084,294	6.03	387,123	11/1/2010	Quarterly
Steel Partners Japan Strategic Fund, L.P. (c)	863,378	542,100	0.54	(22,585)	1/1/2006	N/A
Trian Partners, L.P. (e)	5,043,397	5,978,282	5.92	47,099	1/1/2008	Quarterly

Equity Hedged Subtotal	$22,035,358	$23,804,569	23.59%	$1,065,006

Multi-Strategy

Davidson Kempner Partners, L.P. (e)	7,699,918	9,966,837	9.87	278,439	10/1/2006	Semi-Annually
OZ Domestic Partners, L.P. (e)	2,136,239	4,225,555	4.19	202,132	10/1/2001	Anniversary
OZ Domestic Partners, L.P. (c)	3,599,821	3,713,933	3.68	(45,179)	10/1/2001	N/A
Scoggin Capital Management II, LLC (e)	5,500,000	5,251,508	5.20	248,448	5/1/2011	Quarterly

Multi-Strategy Subtotal	$18,935,978	$23,157,833	22.94%	$683,840

Relative Value

Edoma Global Event Driven Fund, L.P. (e)	5,000,000	4,959,365	4.91	(40,635)	1/1/2012	Quarterly
Gracie Capital, L.P. (d)	1,781,021	1,670,941	1.66	(66,800)	1/1/2002	N/A
Mason Capital, L.P. (e)	7,356,680	8,664,340	8.58	184,496	1/1/2010	Anniversary
Senator Global Opportunity Fund, L.P. (e)	7,840,534	9,845,187	9.76	628,592	1/1/2010	Quarterly
Seneca Capital, L.P., SLV (d)	2,526,908	2,382,248	2.36	(50,871)	10/1/2001	N/A

Relative Value Subtotal	$24,505,143	$27,522,081	27.27%	$654,782

Other

Brookdale International Partners, L.P., Class A (f)	2,046,987	4,421,570	4.38	47,933	8/1/2005	Quarterly

Other Subtotal	$2,046,987	$4,421,570	4.38%	$47,933

Redeemed Investment Funds	—	—	—	456

Total	$77,042,245	$89,648,258	88.82%	$2,407,639

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.
(c)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(d)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

(e)	Investment Funds categorized as Level 2 investments and have the ability to redeem within the next twelve months.
(f)	The Investment Fund is subject to an investment level gate which allows for the Fund to receive 12.5% of its investment every quarter for two years.

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2012 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2012 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2012.

ASSETS TABLE
Description	Total Fair Value at March 31, 2012	Level 1	Level 2	Level 3
Credit	$10,742,205	$—	$5,521,464	$5,220,741
Equity Hedged	23,804,569	—	17,171,909	6,632,660
Multi-Strategy	23,157,833	—	19,443,900	3,713,933
Relative Value	27,522,081	—	23,468,892	4,053,189
Other	4,421,570	—	—	4,421,570

Total Assets	$89,648,258	$—	$65,606,165	$24,042,093

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of March 31, 2012
Credit	$5,523,874	$48,511	$(114,353)	$—	$(237,291)	$—	$—	$5,220,741
Equity Hedged**	6,111,209	—	521,451	—	—	—	—	6,632,660
Multi-Strategy	3,925,008	—	(45,179)	—	—	—	(165,896)	3,713,933
Relative Value**	4,216,859	—	(114,212)	—	—	—	(49,458)	4,053,189
Other**	5,847,494	791,528	(743,595)	—	(1,473,857)	—	—	4,421,570

Total	$25,624,444	$840,039	$(495,888)	$—	$(1,711,148)	$—	$(215,354)	$24,042,093

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2012 is $(499,349).

*	The transfer out of Level 3 investments in the amount of $215,354 is due to transfers between side pockets and liquid holdings during the period ended March 31, 2012.

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

**	The beginning balances for Equity Hedged, Relative Value and Other have been updated from their December 31, 2011 balances due to the change in strategy of two Investment Funds from Equity Hedged to Relative Value (Gracie Capital, L.P. and Seneca Capital, L.P., SLV in the amounts of $1,737,741 and $2,433,119, respectively) as well as the change in strategy of one Investment Fund from Relative Value to Other (Brookdale International Partners, L.P., Class A in the amount of $5,847,494). The change in strategy was effective on January 1, 2012.

Portfolio Valuation

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to a 90-180 day redemption notice period. Investment Funds representing approximately 49 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain. The remaining approximately 51 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 60 – 90 day redemption notice periods. Investment Funds representing approximately 28 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain. The remaining approximately 72 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to 45 - 65 day redemption notice periods. An Investment Fund representing approximately 16 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining approximately 84 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to

O’Connor Fund of Funds: Event LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

60 - 90 day redemption notice periods. An Investment Fund representing approximately 15 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining approximately 85 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value, and trading). The category includes borderline strategies, such as certain private equity and real estate dealings, as well as niche investments approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Fund within this strategy is generally subject to a 30 day redemption notice period, subject to an investment level gate.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2012.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the December 31, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    O’Connor Fund of Funds: Event LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date May 21, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.